Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT Mutual Funds Inc
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000009596
Shareholder Report [Line Items]
Fund Name	Sit Balanced Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Balanced Fund returned +20.81%. The S&P 500® Index's return was +24.56%, and the Bloomberg U.S. Aggregate Bond Index's return was +2.63%. Within the fixed income allocation, the Fund’s underweight position in Government bonds greatly benefited performance, as spreads across all sectors tightened. In particular, mortgage-backed securities outperformed all of the other sectors. The Fund has much less than benchmark exposure to the 30-year part of the curve, which also aided performance. In the equities portion of the Fund, strong stock selection in the electronic technology sector, combined with an overweight position in the group, enhanced returns. Key securities held here were positions in NVIDIA (+192%) and Broadcom (+88%). An underweight position in the consumer durables sector also augmented returns during the period. Slightly detracting from returns were negative stock selection in the technology services, health technology, and retail trade sectors.

Line Graph [Table Text Block]
	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
6/14	$10,000	$10,000	$10,000
6/15	10,686	10,186	10,742
6/16	10,843	10,797	11,171
6/17	12,205	10,763	13,170
6/18	13,406	10,720	15,063
6/19	14,476	11,564	16,633
6/20	16,200	12,575	17,881
6/21	20,491	12,533	25,176
6/22	17,443	11,243	22,503
6/23	19,628	11,137	26,912
6/24	23,713	11,430	33,521

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit Balanced Fund	20.81%	10.37%	9.02%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500® Index	24.56%	15.05%	12.86%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,335,291
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 442,507
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$64,335,291
# of Portfolio Holdings	232
Portfolio Turnover Rate	33.30%
Investment Advisory Fees Paid	$442,507

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	7.4%
Microsoft Corp.	5.2
Alphabet, Inc.	4.7
Apple, Inc.	4.4
Broadcom, Inc.	3.1
Amazon.com, Inc.	2.9
UnitedHealth Group, Inc.	1.9
Salesforce, Inc.	1.5
Intuit, Inc.	1.2
Meta Platforms, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000009600
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	I
Trading Symbol	SDVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Dividend Growth Fund - Class I shares returned +18.70% underperforming the S&P 500® Index's return of +24.56%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.84% as of June 30, 2024, compared to +1.35% for the S&P 500® Index. Stock selection in the health technology sector weighed on performance during the period. Here, an underweight position in the sector’s best-performing name, Eli Lilly (+94%), combined with negative performing holdings, such as Zimmer Biomet (-25%) and Johnson & Johnson (-9%), detracted from returns. An underweight position in Meta Platforms (+76%) and owning Accenture (-0.2%) in the technology services sector also negatively affected returns. The largest single stock detracting from performance was the Fund’s underweight position in NVIDIA (+192%). Slightly offsetting this was an underweight position in the consumer durables sector, which had a -12.8% aggregate return during the period.

Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class I	S&P 500® Index
6/14	$10,000	$10,000
6/15	10,639	10,742
6/16	11,058	11,171
6/17	12,762	13,170
6/18	14,084	15,063
6/19	15,264	16,633
6/20	16,097	17,881
6/21	22,235	25,176
6/22	20,618	22,503
6/23	23,661	26,912
6/24	28,086	33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	18.70%	12.97%	10.88%
S&P 500® Index	24.56%	15.05%	12.86%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 243,277,128
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,596,001
InvestmentCompanyPortfolioTurnover	41.64%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$243,277,128
# of Portfolio Holdings	77
Portfolio Turnover Rate	41.64%
Investment Advisory Fees Paid	$1,596,001
Weighted average market cap	$762.4 Billion
Weighted average market cap	$762.4 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	7.7%
Apple, Inc.	5.5
Broadcom, Inc.	3.7
NVIDIA Corp.	3.3
Exxon Mobil Corp.	2.5
UnitedHealth Group, Inc.	2.2
Alphabet, Inc.	1.7
JPMorgan Chase & Co.	1.7
Applied Materials, Inc.	1.6
Procter & Gamble Co.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000033658
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	S
Trading Symbol	SDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Dividend Growth Fund - Class S shares returned +18.40% underperforming the S&P 500® Index's return of +24.56%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.84% as of June 30, 2024, compared to +1.35% for the S&P 500® Index. Stock selection in the health technology sector weighed on performance during the period. Here, an underweight position in the sector’s best-performing name, Eli Lilly (+94%), combined with negative performing holdings, such as Zimmer Biomet (-25%) and Johnson & Johnson (-9%), detracted from returns. An underweight position in Meta Platforms (+76%) and owning Accenture (-0.2%) in the technology services sector also negatively affected returns. The largest single stock detracting from performance was the Fund’s underweight position in NVIDIA (+192%). Slightly offsetting this was an underweight position in the consumer durables sector, which had a -12.8% aggregate return during the period.

Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class S	S&P 500® Index
6/14	$10,000	$10,000
6/15	10,613	10,742
6/16	11,003	11,171
6/17	12,666	13,170
6/18	13,940	15,063
6/19	15,072	16,633
6/20	15,855	17,881
6/21	21,858	25,176
6/22	20,218	22,503
6/23	23,144	26,912
6/24	27,402	33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	18.40%	12.70%	10.61%
S&P 500® Index	24.56%	15.05%	12.86%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 243,277,128
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,596,001
InvestmentCompanyPortfolioTurnover	41.64%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$243,277,128
# of Portfolio Holdings	77
Portfolio Turnover Rate	41.64%
Investment Advisory Fees Paid	$1,596,001
Weighted average market cap	$762.4 Billion
Weighted average market cap	$762.4 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	7.7%
Apple, Inc.	5.5
Broadcom, Inc.	3.7
NVIDIA Corp.	3.3
Exxon Mobil Corp.	2.5
UnitedHealth Group, Inc.	2.2
Alphabet, Inc.	1.7
JPMorgan Chase & Co.	1.7
Applied Materials, Inc.	1.6
Procter & Gamble Co.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000069003
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	I
Trading Symbol	GDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Global Dividend Growth Fund - Class I shares returned +20.10% underperforming the MSCI World Index's return of +20.19%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.74% as of June 30, 2024, compared to +1.80% for the MSCI World Index. During the period, stock selection in the pharmaceuticals biotechnology & life sciences industry contributed to underperformance. Here, no exposure to the industry’s best-performing equity, Eli Lilly (+94%), and negative-performing holdings, such as Astellas Pharmaceuticals Inc (-26%), combined to detract from performance. Stock selection in the consumer services industry also impaired Fund performance. Conversely, the Fund benefited during the period from an overweight in the semiconductors & semiconductor equipment industry, led by positions in Broadcom (+88%) and Applied Materials (+64%).

Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class I	MSCI World Index
6/14	$10,000	$10,000
6/15	10,225	10,143
6/16	10,055	9,861
6/17	11,255	11,655
6/18	11,982	12,948
6/19	13,083	13,767
6/20	13,727	14,159
6/21	18,478	19,687
6/22	16,388	16,864
6/23	19,085	19,986
6/24	22,921	24,021

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	20.10%	11.87%	8.65%
MSCI World Index	20.19%	11.78%	9.16%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 51,114,535
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 477,526
InvestmentCompanyPortfolioTurnover	3.42%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$51,114,535
# of Portfolio Holdings	59
Portfolio Turnover Rate	3.42%
Investment Advisory Fees Paid	$477,526
Weighted average market cap	$832.2 Billion
Weighted average market cap	$832.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.5%
Technology Services	16.9
Finance	16.1
Producer Manufacturing	10.2
Health Technology	8.5
Consumer Non-Durables	6.0
Energy Minerals	3.7
Consumer Services	2.9
Transportation	2.9
Others	10.7
Cash and other net assets	1.6
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000071096
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	S
Trading Symbol	GDGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Global Dividend Growth Fund - Class S shares returned +19.85% underperforming the MSCI World Index's return of +20.19%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.74% as of June 30, 2024, compared to +1.80% for the MSCI World Index. During the period, stock selection in the pharmaceuticals biotechnology & life sciences industry contributed to underperformance. Here, no exposure to the industry’s best-performing equity, Eli Lilly (+94%), and negative-performing holdings, such as Astellas Pharmaceuticals Inc (-26%), combined to detract from performance. Stock selection in the consumer services industry also impaired Fund performance. Conversely, the Fund benefited during the period from an overweight in the semiconductors & semiconductor equipment industry, led by positions in Broadcom (+88%) and Applied Materials (+64%).

Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class S	MSCI World Index
6/14	$10,000	$10,000
6/15	10,200	10,143
6/16	10,007	9,861
6/17	11,175	11,655
6/18	11,860	12,948
6/19	12,926	13,767
6/20	13,521	14,159
6/21	18,161	19,687
6/22	16,058	16,864
6/23	18,648	19,986
6/24	22,350	24,021

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	19.85%	11.57%	8.37%
MSCI World Index	20.19%	11.78%	9.16%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 51,114,535
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 477,526
InvestmentCompanyPortfolioTurnover	3.42%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$51,114,535
# of Portfolio Holdings	59
Portfolio Turnover Rate	3.42%
Investment Advisory Fees Paid	$477,526
Weighted average market cap	$832.2 Billion
Weighted average market cap	$832.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.5%
Technology Services	16.9
Finance	16.1
Producer Manufacturing	10.2
Health Technology	8.5
Consumer Non-Durables	6.0
Energy Minerals	3.7
Consumer Services	2.9
Transportation	2.9
Others	10.7
Cash and other net assets	1.6
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000170242
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	I
Trading Symbol	IESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit ESG Growth Fund – Class I shares returned +21.90%. The MSCI World Index's return was +20.19%. During the period, both industry allocation and stock selection contributed to outperformance. The Fund benefited from an overweight position in the semiconductors & semiconductor equipment industry. Here, holdings such as NVIDIA (+192%), Broadcom (+88%), significantly outperformed the MSCI World Index. The Fund also benefited from stock selection in the capital goods industry, where positions in Trane Technologies (+74%) and BAE Systems (+45%) outpaced the benchmark. The largest detractor to returns during the period was stock selection within the pharmaceuticals biotechnology & life sciences industry. In this group, the Fund had no exposure to the industry’s best-performing stock, Eli Lilly (+94%), which detracted from performance.

Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
6/17	11,313	11,820
6/18	12,509	13,130
6/19	13,548	13,961
6/20	14,425	14,358
6/21	19,036	19,964
6/22	15,806	17,102
6/23	19,215	20,267
6/24	23,424	24,360

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	21.90%	11.57%	11.22%
MSCI World Index	20.19%	11.78%	11.76%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 11,324,968
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 97,829
InvestmentCompanyPortfolioTurnover	3.31%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$11,324,968
# of Portfolio Holdings	61
Portfolio Turnover Rate	3.31%
Investment Advisory Fees Paid	$97,829
Weighted average market cap	$1,002.6 Billion
Weighted average market cap	$1,002.6 Billion
Median market cap	0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	21.6%
Technology Services	19.5
Finance	10.2
Health Technology	10.1
Producer Manufacturing	9.6
Consumer Services	5.3
Consumer Non-Durables	5.2
Retail Trade	3.6
Others	11.8
Cash and other net assets	3.1
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000170243
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	S
Trading Symbol	SESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit ESG Growth Fund – Class S shares returned +21.62%. The MSCI World Index's return was +20.19%. During the period, both industry allocation and stock selection contributed to outperformance. The Fund benefited from an overweight position in the semiconductors & semiconductor equipment industry. Here, holdings such as NVIDIA (+192%), Broadcom (+88%), significantly outperformed the MSCI World Index. The Fund also benefited from stock selection in the capital goods industry, where positions in Trane Technologies (+74%) and BAE Systems (+45%) outpaced the benchmark. The largest detractor to returns during the period was stock selection within the pharmaceuticals biotechnology & life sciences industry. In this group, the Fund had no exposure to the industry’s best-performing stock, Eli Lilly (+94%), which detracted from performance.

Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
6/17	11,279	11,820
6/18	12,449	13,130
6/19	13,446	13,961
6/20	14,283	14,358
6/21	18,797	19,964
6/22	15,556	17,102
6/23	18,865	20,267
6/24	22,943	24,360

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	21.62%	11.28%	10.93%
MSCI World Index	20.19%	11.78%	11.76%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 11,324,968
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 97,829
InvestmentCompanyPortfolioTurnover	3.31%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$11,324,968
# of Portfolio Holdings	61
Portfolio Turnover Rate	3.31%
Investment Advisory Fees Paid	$97,829
Weighted average market cap	$1,002.6 Billion
Weighted average market cap	$1,002.6 Billion
Median market cap	0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	21.6%
Technology Services	19.5
Finance	10.2
Health Technology	10.1
Producer Manufacturing	9.6
Consumer Services	5.3
Consumer Non-Durables	5.2
Retail Trade	3.6
Others	11.8
Cash and other net assets	3.1
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000153295
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	I
Trading Symbol	SSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Small Cap Dividend Growth Fund - Class I shares returned +14.35% outperforming the Russell 2000® Index's return of +10.06%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.70% as of June 30, 2024, compared to +1.38% for the Russell 2000® Index. During the period, the largest contributor to outperformance was stock selection and an overweight position in the finance sector, key holdings, such as Piper Sandler (+82%), Evercore (+72%), and Stifel Financial (+44%), outpaced both the sector and the benchmark. Strong stock selection in producer manufacturing also augmented returns, which included Crane (+64%), AeroVironment (+44%), AZZ (+80%), and Carlisle Companies (+60%). In addition, Tenet Healthcare (+63%) in the health services sector enhanced performance. The largest detractor to returns during the period was stock selection within the health technology sector, where holdings of Seres Therapeutics (-84%), AtriCure (-54%), and InMode (-52%) hurt performance.

Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index*	Russell 2000® Index
3/15	$10,000	$10,000	$10,000
6/15	9,960	10,014	10,042
6/16	10,130	10,228	9,366
6/17	11,735	12,121	11,670
6/18	12,673	13,912	13,720
6/19	12,605	15,162	13,266
6/20	12,221	16,152	12,387
6/21	18,103	23,285	20,071
6/22	15,151	20,057	15,013
6/23	17,607	23,858	16,861
6/24	20,134	29,376	18,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class I	14.35%	9.82%	7.85%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.34%
Russell 2000® Index	10.06%	6.94%	6.91%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 28,379,611
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 216,848
InvestmentCompanyPortfolioTurnover	12.81%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$28,379,611
# of Portfolio Holdings	92
Portfolio Turnover Rate	12.81%
Investment Advisory Fees Paid	$216,848
Weighted average market cap	$8.1 Billion
Weighted average market cap	$8.1 Billion
Median market cap	0

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Monolithic Power Systems, Inc.	3.0%
KBR, Inc.	2.4
EMCOR Group, Inc.	2.4
Chord Energy Corp.	2.3
Northern Oil & Gas, Inc.	2.0
Addus HomeCare Corp.	1.9
TFI International, Inc.	1.8
Axis Capital Holdings, Ltd.	1.7
Crane Co.	1.7
Globant SA	1.7

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000153296
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	S
Trading Symbol	SDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024 the Sit Small Cap Dividend Growth Fund - Class S shares returned +14.02% outperforming the Russell 2000® Index's return of +10.06%. The Fund’s gross dividend yield (before deducting Fund expenses) was +1.70% as of June 30, 2024, compared to +1.38% for the Russell 2000® Index. During the period, the largest contributor to outperformance was stock selection and an overweight position in the finance sector, key holdings, such as Piper Sandler (+82%), Evercore (+72%), and Stifel Financial (+44%), outpaced both the sector and the benchmark. Strong stock selection in producer manufacturing also augmented returns, which included Crane (+64%), AeroVironment (+44%), AZZ (+80%), and Carlisle Companies (+60%). In addition, Tenet Healthcare (+63%) in the health services sector enhanced performance. The largest detractor to returns during the period was stock selection within the health technology sector, where holdings of Seres Therapeutics (-84%), AtriCure (-54%), and InMode (-52%) hurt performance.

Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index*	Russell 2000® Index
3/15	$10,000	$10,000	$10,000
6/15	9,960	10,014	10,042
6/16	10,105	10,228	9,366
6/17	11,668	12,121	11,670
6/18	12,571	13,912	13,720
6/19	12,471	15,162	13,266
6/20	12,059	16,152	12,387
6/21	17,815	23,285	20,071
6/22	14,879	20,057	15,013
6/23	17,246	23,858	16,861
6/24	19,663	29,376	18,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class S	14.02%	9.53%	7.58%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.34%
Russell 2000® Index	10.06%	6.94%	6.91%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 28,379,611
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 216,848
InvestmentCompanyPortfolioTurnover	12.81%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$28,379,611
# of Portfolio Holdings	92
Portfolio Turnover Rate	12.81%
Investment Advisory Fees Paid	$216,848
Weighted average market cap	$8.1 Billion
Weighted average market cap	$8.1 Billion
Median market cap	0

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Monolithic Power Systems, Inc.	3.0%
KBR, Inc.	2.4
EMCOR Group, Inc.	2.4
Chord Energy Corp.	2.3
Northern Oil & Gas, Inc.	2.0
Addus HomeCare Corp.	1.9
TFI International, Inc.	1.8
Axis Capital Holdings, Ltd.	1.7
Crane Co.	1.7
Globant SA	1.7

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000009598
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Growth Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Small Cap Growth Fund returned +11.84%, outperforming the Russell 2000® Growth Index's return of +9.14%. During the period, the largest contributor to outperformance was stock selection in the electronic technology sector. Key holdings here included Arista Networks (+116%), Monolithic Power Systems (+53%), and Coherent (+42%). Stock selection in the health services sector also contributed to outperformance, with holdings such as Tenet Healthcare (+63%), Encompass Health (+28%), and Addus HomeCare (+25%) outpacing both the sector and the benchmark. In addition, Crane (+64%) and AZZ (+80%) in the producer manufacturing sector enhanced returns. The key detractors to performance during the period were stock selection in the health technology and retail trade sectors, hurt by positions in Seres Therapeutics (-84%), AtriCure (-54%), Exact Sciences (-55%), Intellia Therapeutics (-45%), and Ulta Beauty (-18%).

Line Graph [Table Text Block]
	Sit Small Cap Growth Fund	Russell 3000® Index*	Russell 2000® Growth Index
6/14	$10,000	$10,000	$10,000
6/15	11,038	10,729	11,234
6/16	9,271	10,959	10,026
6/17	11,039	12,987	12,473
6/18	12,438	14,907	15,200
6/19	13,240	16,246	15,125
6/20	13,992	17,306	15,651
6/21	20,939	24,950	23,690
6/22	15,585	21,490	15,770
6/23	18,237	25,563	18,692
6/24	20,396	31,475	20,400

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	11.84%	9.03%	7.39%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.15%
Russell 2000® Growth Index	9.14%	6.17%	7.39%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 112,288,281
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,617,333
InvestmentCompanyPortfolioTurnover	12.03%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$112,288,281
# of Portfolio Holdings	85
Portfolio Turnover Rate	12.03%
Investment Advisory Fees Paid	$1,617,333
Weighted average market cap	$15.3 Billion
Median market cap	0

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	3.8%
Monolithic Power Systems, Inc.	3.7
EMCOR Group, Inc.	2.6
PTC, Inc.	2.5
Altair Engineering, Inc.	2.3
Chord Energy Corp.	2.2
KBR, Inc.	2.2
Waste Connections, Inc.	2.2
Northern Oil & Gas, Inc.	2.2
TFI International, Inc.	2.1

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000009595
Shareholder Report [Line Items]
Fund Name	Sit International Growth Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit International Growth Fund returned +8.70%, underperforming the MSCI EAFE Index's return of +11.54%. Stock selection in the software & services industry, and a dramatic underweight in the banks industry depressed returns during the period. Specifically, owning Dassault Systemes and not owning SAP in software & services and not owning Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group in banks hurt performance. Also, in the pharmaceuticals biotechnology & life services industry, the Fund’s return was hurt by not owning Novo Nordisk, which was up over +80%. Conversely, performance was helped by stock selection and an overweight in the semiconductors & semiconductor equipment industry, where the Fund owned Broadcom and ASML Holding, and by stock selection in the capital goods industry, namely BAE Systems and Schneider Electric. Geographically, country allocation was negative for South Korea, China, and Japan, while Switzerland contributed positively.

Line Graph [Table Text Block]
	Sit International Growth Fund	MSCI EAFE Index
6/14	$10,000	$10,000
6/15	9,865	9,578
6/16	9,057	8,604
6/17	10,202	10,348
6/18	10,617	11,056
6/19	10,994	11,175
6/20	11,261	10,602
6/21	15,110	14,032
6/22	11,573	11,538
6/23	13,688	13,704
6/24	14,879	15,285

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit International Growth Fund	8.70%	6.24%	4.05%
MSCI EAFE Index	11.54%	6.46%	4.33%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 27,847,665
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 225,797
InvestmentCompanyPortfolioTurnover	8.35%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$27,847,665
# of Portfolio Holdings	78
Portfolio Turnover Rate	8.35%
Investment Advisory Fees Paid	$225,797
Weighted average market cap	$149.0 Billion
Median market cap	0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	17.4%
Electronic Technology	14.7
Producer Manufacturing	12.8
Health Technology	10.8
Technology Services	7.8
Consumer Non-Durables	6.9
Consumer Services	5.1
Non-Energy Minerals	3.9
Energy Minerals	3.2
Others	15.2
Cash and other net assets	2.2
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.
C000009597
Shareholder Report [Line Items]
Fund Name	Sit Developing Markets Growth Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Developing Markets Growth Fund returned +8.52%, underperforming the MSCI Emerging Markets Index's return of +9.78%. Stock selection weighed on the negative performance, as the Fund’s holdings in the food beverage & tobacco, utilities, insurance, and bank industries contributed negatively to returns. Specifically, positions in China Mengniu Dairy, Budweiser Brewing, ENN Energy Holdings, AIA Group, HDFC Bank Ltd., and Bangkok Bank, and not owning NTPC Ltd. hurt performance. Industries that helped returns were stock selection and an overweight in semiconductors & semiconductor equipment and an overweight in funds, led by holdings of Broadcom, Taiwan Semiconductor, and iShares MSCI India. By country, the Fund’s holdings in China, India, and Hong Kong weighed on performance, while exposure to Singapore, Taiwan, and Peru helped returns.

Line Graph [Table Text Block]
	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
6/14	$10,000	$10,000
6/15	9,236	9,253
6/16	7,904	7,938
6/17	9,846	9,620
6/18	11,317	10,178
6/19	10,815	10,039
6/20	11,053	9,470
6/21	14,567	13,082
6/22	10,752	9,523
6/23	11,443	9,417
6/24	12,418	10,338

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	8.52%	2.80%	2.19%
MSCI Emerging Markets Index	9.78%	0.59%	0.33%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 9,065,621
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 88,523
InvestmentCompanyPortfolioTurnover	2.11%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$9,065,621
# of Portfolio Holdings	51
Portfolio Turnover Rate	2.11%
Investment Advisory Fees Paid	$88,523
Weighted average market cap	$219.8 Billion
Median market cap	0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	32.1%
Finance	23.9
Technology Services	12.0
Retail Trade	5.7
Consumer Services	5.1
Consumer Non-Durables	4.1
Non-Energy Minerals	3.9
Health Technology	3.0
Others	7.5
Cash and other net assets	2.7
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.